STOCK BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 31, 2019	Mar. 22, 2019
Incentive units authorized						753,947
Option, Outstanding	473,929			473,929
Number of awards authorized						753,947
Number of incentive units issued		0	0
Options
Outstanding at beginning	473,929
Outstanding at ending	473,929			473,929
Vested and exercisable at ending	470,601
Weighted-average Exercise Price
Outstanding at beginning	$ 0.7
Outstanding at ending	0.7			$ 0.7
Vested and exercisable at ending	$ 0.69
Weighted-average Remaining Contractual Life
Outstanding at ending	4 years 5 months 26 days			5 years 2 months 26 days
Vested and exercisable at ending	4 years 5 months 23 days
Aggregate Intrinsic Value
Outstanding at ending	$ 263,882			$ 666,860
Vested and exercisable at ending	$ 263,882
ConnectM Before Business Combination
Incentive units authorized							227,000
Share-based compensation expense				$ 407	$ 11,994
Option, Outstanding				142,692	142,692
Share-based compensation expense remaining				$ 700
Incentive units issued				0	0
Number of awards authorized							227,000
Options
Outstanding at beginning	142,692	142,692		142,692
Outstanding at ending				142,692	142,692
Weighted-average Exercise Price
Outstanding at beginning	$ 2.33	$ 2.33		$ 2.33
Outstanding at ending				$ 2.33	$ 2.33
Weighted-average Remaining Contractual Life
Outstanding at ending				5 years 2 months 26 days	6 years 2 months 26 days
Vested and exercisable at ending				5 years 2 months 19 days
Aggregate Intrinsic Value
Outstanding at ending				$ 666,860	$ 768,171
Vested and exercisable at ending				$ 664,474